Capital (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Change in Capital
The change in capital, which includes stated share capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Share Capital	Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital

Balance, December 31, 2022	476,059,110	$3,754	$110	$1,534	$5,398
Return of capital	(15,781,853)	(2,107)	-	60	(2,047)
Shares issued under DRIP	162,457	21	-	-	21
Stock compensation plans (1)	1,147,749	142	-	(90)	52
Repurchases of common shares (2)	(8,624,631)	(19)	-	-	(19)
Balance, December 31, 2023	452,962,832	1,791	110	1,504	3,405
Shares issued under DRIP	180,659	29	-	-	29
Stock compensation plans (1)	942,756	152	-	(73)	79
Repurchases of common shares	(4,075,762)	(15)	-	-	(15)
Balance, December 31, 2024	450,010,485	$1,957	$110	$1,431	$3,498

(1)	Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.
(2)	Stated share capital was reduced by $11 million related to the Company’s pre-defined share repurchase plan. See share repurchases below.

Summary of dividend declared and paid
Details of dividends declared per common share and dividends paid on common shares are as follows:

	Year ended December 31,

	2024	2023
Dividends declared per common share	$2.16	$1.96
Dividends declared	973	908
Dividends reinvested	(29)	(21)
Dividends paid	944	887

Details of NCIB Share Repurchases
Details of share repurchases were as follows:

	Year ended December 31,

	2024	2023
Share repurchases (millions of U.S. dollars)	639	1,079
Shares repurchased (number in millions)	4.1	8.6
Share repurchases - average price per share	$156.92	$125.07